Net finance expense - Net finance expense recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Interest income	$ 20,620	$ 7,063	$ 1,896
Income on recycling hedges from OCI into P&L	25,749	0	0
Change in fair value of fuel derivatives recognized in P&L	3,210	6,132	1,668
Foreign exchange gains	17,590	13,945	11,370
Finance income	67,168	27,140	14,934
Interest expense on financial liabilities measured at amortized cost	(132,268)	(85,418)	(57,961)
Interest leasing	(631)	(1,237)	(2,378)
Change in fair value of fuel derivatives recognized in P&L	(8,276)	(26,388)	(8,966)
Fair value adjustment on interest rate swaps	37	(507)	(78)
Other financial charges	(13,513)	(5,930)	(14,265)
Foreign exchange losses	(17,246)	(13,529)	(11,893)
Finance expense	(171,897)	(133,009)	(95,541)
Net finance expenses	$ (104,729)	$ (105,869)	$ (80,607)